JP MORGAN INSURANCE TRUST

JPMorgan Insurance Trust Income Builder Portfolio

(All Share Classes)

(the “Portfolio”)

Supplement dated February 12, 2019

to the Summary Prospectuses, Prospectuses and

Statement of Additional Information

dated May 1, 2018, as supplemented

Effective immediately, the portfolio manager information in the “Risk/Return Summary – Management” section of each Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Portfolio Since	Primary Title with Investment Adviser
Michael Schoenhaut	2014	Managing Director
Matthew Pallai	2019	Executive Director
Eric J. Bernbaum	2014	Executive Director
Jeffrey A. Geller	2014	Managing Director

In addition, effective immediately, the “The Portfolio’s Management and Administration – The Portfolio Managers” section of each Prospectus is hereby deleted in its entirety and replaced by the following:

The Portfolio is managed by JPMIM’s Multi-Asset Solutions Group (MAS). The lead portfolio managers who are primarily responsible for the day-to-day management of the Portfolio are listed below. As part of that responsibility, the portfolio managers establish and monitor the strategy and tactical allocations for the Portfolio. The portfolio managers are assisted by multiple specialist teams who support the strategies of the Portfolio within the parameters established by the lead portfolio managers. Michael Schoenhaut, Managing Director and CFA charterholder, Matthew Pallai, Executive Director, Eric J. Bernbaum, Executive Director and CFA charterholder and Jeffrey A. Geller, Managing Director and CFA charterholder, serve as portfolio managers for the Portfolio. Mr. Schoenhaut has been an employee of JPMIM since 1997 and a portfolio manager of the Portfolio since its inception. Mr. Schoenhaut focuses on asset allocation, portfolio construction, manager selection and risk management. An employee of JPMIM since 2003 and portfolio manager of the Portfolio since 2019, Mr. Pallai currently serves as a portfolio manager in MAS focusing on asset allocation, portfolio construction, manager selection and risk management. Prior to joining the MAS team in 2017, Mr. Pallai was a portfolio manager in JPMIM’s Global Fixed Income Currency & Commodities group working on unconstrained multi-sector fixed income strategies. Mr. Bernbaum is a portfolio manager in MAS. An employee of JPMIM since 2008 and portfolio manager of the Portfolio since 2014, Mr. Bernbaum focuses on asset allocation, manager selection, portfolio construction and risk management. As CIO for the Americas of MAS and an employee of JPMIM since 2006, Mr. Geller has had investment oversight responsibility for the Portfolio since its inception.

SUP-JPMITIBP-PM-219

Effective immediately, the “Portfolio Managers – Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information (“SAI”) with respect to the Portfolio is hereby deleted and replaced with the following:

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of December 31, 2017:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
JPMIT Income Builder Portfolio
Michael Schoenhaut	24	$68,842,157	38	$72,028,079	0	$0
Matthew Pallai[1]	0	0	0	0	0	0
Eric J. Bernbaum	26	69,850,803	35	70,950,190	2	536,555
Jeffrey A. Geller	25	75,880,661	34	35,744,311	5	7,921,387

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of December 31, 2017:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
JPMIT Income Builder Portfolio
Michael Schoenhaut	0	$0	0	$0	1	$2,181,142
Matthew Pallai[1]	0	0	0	0	0	0
Eric J. Bernbaum	0	0	0	0	0	0
Jeffrey A. Geller	0	0	0	0	0	0

1	As of 1/31/19.
*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.

In addition, effective immediately, the “Portfolio Managers – Ownership of Securities” section of the SAI with respect to the Portfolio is hereby deleted and replaced with the following:

Ownership of Securities

The following table indicates for each Portfolio the dollar range of securities of each Portfolio beneficially owned by each portfolio manager, as of December 31, 2017:

Dollar Range of Securities in the Portfolio
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
JPMIT Income Builder Portfolio
Michael Schoenhaut	X
Matthew Pallai[1]	X
Eric J. Bernbaum	X
Jeffrey A. Geller	X

1	As of 1/31/19.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES, PROSPECTUSES AND THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE